Accounts Payable and Accrued Expenses and Other Current Liabilities (Tables)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2020	Jun. 30, 2020	Dec. 31, 2019
Schedule of Accounts Payable and Accrued Expenses and Other Current Liabilities

Accrued payable and accrued expenses and other current liabilities are presented below (in thousands):

	June 30, 2020	December 31, 2019

Suppliers	$—	$37,508
Affiliate fees	61,883	—
Broadcasting and transmission	17,960	—
Selling and marketing	5,735	—
Payroll taxes (in arrears)	1,308	1,308
Accrued compensation	1,553	3,649
Legal and professional fees	3,379	3,936
Accrued litigation loss	524	524
Taxes (including value added)	8,118	5,953
Subscriber related	2,694	—
Other	6,250	3,897
Total	$109,404	$56,775

Fubo TV Pre-Merger [Member]
Schedule of Accounts Payable and Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities are presented below:

	March 31,	December 31,
	2020	2019

Affiliate fees	$73,784	$68,671
Broadcasting and transmission	2,019	3,687
Selling and marketing	131	2,783
Sales tax	5,793	5,957
Other accrued expenses	2,631	2,298
Total accrued expenses and other current liabilities	$84,358	$83,396

Accrued expenses and other current liabilities are presented below:

	December 31,
	2019	2018
Affiliate fees	$68,671	$26,996

Broadcasting and transmission	3,687	188
Selling and marketing	2,783	314
Sales tax	5,957	2,192
Other accrued expenses	2,298	1,094
Total accrued expenses and other current liabilities	$83,396	$30,784